Loan to Micronet (Details)	Jul. 05, 2020 ₪ / shares	Nov. 13, 2019 USD ($)	Aug. 13, 2020 USD ($)	Nov. 13, 2019 ₪ / shares
Loan to Micronet (Details) [Line Items]
Convertible loan (in Dollars) | $		$ 500,000,000	$ 175,000
Convertible loan bears interest, percentage		3.95%
Conversion price				₪ 0.38
Exercise price				₪ 0.6
Convertible loan	₪ 0.08
Micronet Per Share	5.7
Minimum [Member]
Loan to Micronet (Details) [Line Items]
Exercised option price	0.6
Maximum [Member]
Loan to Micronet (Details) [Line Items]
Exercised price per share	₪ 9